Average Annual Total Returns - PROFUND VP INDUSTRIALS	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. IndustrialsSM Index OneYear		Dow Jones U.S. IndustrialsSM Index FiveYears		Dow Jones U.S. IndustrialsSM Index TenYears
Total	16.76%	13.84%	11.85%	May 01, 2002	18.40%	[1]	15.22%	[1]	13.88%	[1]	17.92%	[1]	15.65%	[1]	13.63%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.